Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Summary of major sources of temporary differences and deferred tax effects
The major sources of these temporary differences and their deferred tax effects were as follows:

September 30,	2012	2011
	(In thousands)
Deferred tax assets
Loan loss reserves	$48,932	$56,930
REO reserves	24,003	41,268
Asset Purchase Tax Basis Difference (net)	29,165	27,068
Delinquent accrued interest	5,932	7,380
Other, net	958	1,236
Total deferred tax assets	108,990	133,882
Deferred tax liabilities
FDIC indemnification asset	21,050	24,973
Federal Home Loan Bank stock dividends	35,557	36,161
Valuation adjustment on available-for-sale securities	7,731	49,845
Loan origination costs	12,670	13,098
Depreciation	22,313	24,751
Deferred gain on forward commitments	—	890
Core deposit intangible	1,220	1,239
Total deferred tax liabilities	100,541	150,957
Net deferred tax asset (liability)	8,449	(17,075)
Current tax asset (liability)	14,064	15,540
Net tax asset (liability)	$22,513	$(1,535)

Schedule of effective income tax rate reconciliation
A reconciliation of the statutory federal income tax rate to the effective income tax rate follows:

Year ended September 30,	2012	2011	2010
Statutory income tax rate	35%	35%	35%
IRS tax settlement	—	—	(32)
State income tax	2	2	2
Other differences	(1)	(1)	(1)
Effective income tax rate	36%	36%	4%

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
	(In thousands)
Balance at October 1,	$4,191	$3,893
Tax positions related to current year:
Additions	—	—
Reductions	—	—
Tax positions related to prior years:
Additions	506	520
Reductions	—	—
Settlements with taxing authorities	—	—
Lapses in statues of limitations	(188)	(222)
Balance at September 30,	$4,509	$4,191